Stock-Based Compensation - Schedule of Fair Value of the Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Risk-free interest rate, minimum	3.70%	3.70%
Risk-free interest rate, maximum	4.30%	4.30%
Expected volatility, minimum	32.30%	32.30%
Expected volatility, maximum	32.90%	32.90%
Granted (in Dollars per share)	$ 1.3	$ 1.83
Minimum [Member]
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Expected option life	5 years 1 month 6 days	5 years 1 month 6 days
Maximum [Member]
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Expected option life	6 years 1 month 6 days	6 years 1 month 6 days